Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Property, plant and equipment
13. Property, plant and equipment
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	31 December 2023	31 December 2022

Property, plant and equipment owned	24 092	24 245
Property, plant and equipment leased (right-of-use assets)	2 726	2 426
Total property, plant and equipment	26 818	26 671

	31 December 2023				31 December 2022

Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total

Acquisition cost
Balance at end of previous year	12 591	37 473	2 205	52 269	50 742
Effect of movements in foreign exchange	259	754	27	1 039	(983)
Acquisitions	38	1 361	2 490	3 890	4 279
Disposals through sale and derecognition	(55)	(1 607)	(3)	(1 665)	(1 822)
Disposals through the sale of subsidiaries	-	-	-	-	(13)
Transfer (to)/from other asset categories and other movements¹	237	1 802	(3 050)	(1 011)	66
Balance at end of the period	13 071	39 783	1 669	54 522	52 269

Depreciation and impairment losses
Balance at end of previous year	(4 584)	(23 440)	-	(28 024)	(26 284)
Effect of movements in foreign exchange	(86)	(508)	-	(594)	507
Depreciation	(397)	(3 176)	-	(3 573)	(3 530)
Disposals through sale and derecognition	33	1 500	-	1 533	1 631
Disposals through the sale of subsidiaries	-	-	-	-	8
Impairment losses	(8)	(173)	-	(181)	(172)
Transfer to/(from) other asset categories and other movements¹	24	384	-	409	(186)
Balance at end of the period	(5 017)	(25 414)	-	(30 430)	(28 024)

Carrying amount
at 31 December 2022	8 007	14 033	2 205	24 245	24 245
at 31 December 2023	8 054	14 370	1 669	24 092	-
As at 2023 and 2022 there were no significant restrictions on title on property, plant and equipment.
Contractual commitments to purchase property, plant and equipment amounted to
641
m US dollar as at 31 December 2023 compared to 538m US dollar as at 31 December 2022.

1
The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

AB InBev’s net capital expenditures in the statement of cash flow amounted to 4 482m US dollar in 2023 compared to 4 838m US dollar for the same period last year. Out of the total 2023 capital expenditures approximately 40% was used to improve the company’s production facilities while 44% was used for logistics and commercial investments and 16% for improving administrative capabilities and for the purchase of hardware and software.
Property, plant and equipment leased by the company (right-of-use assets) is detailed as follows:

	31 December 2023

Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 753	973	2 726
Depreciation for the year ended 31 December	(446)	(360)	(806)

	31 December 2022

Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 640	786	2 426
Depreciation for the year ended 31 December	(399)	(230)	(629)
Additions to right-of-use assets in 2023 were 825m US dollar (2022: 885m US dollar).
Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements with a term of 27 years. Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings, which typically run for a period of five
to ten years. Lease payments are increased annually to reflect market rentals, if applicable. None of the leases include contingent rentals.
The company leases out pub real estate for an average outstanding period of
6
to 8 years and part of its own property under operating leases. In 2023, 120m US dollar was recognized as income in the income statement in respect of subleasing of right-of-use assets (2022: 108m US dollar; 2021: 112m US dollar). As at 31 December 2023, the undiscounted lease payments of the non-cancelable lease payments are expected to be received as follows: 109m US dollar in the next 12 months, 306m US dollar in the years 2 through 5 and 67m US dollar after 5 years.
The expense related to short-term and low-value leases and variable lease payments that are not included in the measurement of the lease liabilities is not significant.